FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair value of assets and liabilities measured on recurring basis
Preferred stock and other securities held by captive insurance subsidiaries	$ 1
Estimated fair value of the long-term debt instrument as a percentage of carrying value	105.50%	104.90%
Recurring basis
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	2
Investments in Reserve Yield Plus Fund	2	2
Marketable debt securities-noncurrent	18	22
Investments	22	24
Recurring basis | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	2
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	3	6
Investments	5	6
Recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	0
Investments in Reserve Yield Plus Fund	2	2
Marketable debt securities-noncurrent	14	15
Investments	16	17
Recurring basis | Significant Other Observable Inputs (Level 2) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	0
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	1	1
Investments	1	1
Recurring basis | Significant Unobservable Inputs (Level 3) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	$ 0	0